July 9, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                          Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the Pzena Focused Value Fund series of the Registrant for the twelve month period ended April 30, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,
/s/

Robert H. Wadsworth

                            PZENA FOCUSED VALUE FUND
                                  Annual Report

                              For the Period Ended

                                 April 30, 1997

                            PZENA FOCUSED VALUE FUND

May 31, 1997


Dear Shareholders:

It is my pleasure to present you with our annual report. As of May 31, 1997, our nine-month return is 28.31% and our return since inception (June 24, 1996) is 24.20%.

As our Fund approaches its one-year anniversary, it seems fitting to reflect on our experience during this past year and our outlook ahead. We have followed our classic value investment approach, and we intend to continue to do so. In short, we seek to buy companies whose share price has dropped for reasons that we can identify as temporary. In this way, we focus on stocks that most investors avoid. This approach creates the opportunity for long-term superior returns, with what we believe is a reduced risk profile.

Our investment style is strictly a bottom-up stock picking strategy. Thus, our portfolio will typically be significantly different than standard market indices. In our view, it is this difference that gives us an opportunity for long-term performance.

Going forward, while the overall market appears somewhat overvalued today, we continue to find very cheap stocks in a wide range of industries. We expect to remain fully invested in equities and seek to add to the already defensive nature of the portfolio.

We appreciate the trust you have shown in us and look forward to continued investment success.

Sincerely,

/S/


Richard S. Pzena

                            PZENA FOCUSED VALUE FUND

                            Pzena Focused Value Fund
                       Value of $10,000 vs. S&P 500 Index

        Annual Average Total Return Periods
             Ended April 30, 1997
       1 Year          Inception (6/24/96)
        N/A                 15.88%

               Date        Pzena Focused    S&P 500
               6/24/96        10,000         10,000
               6/30/96         9,910         10,025
               9/30/96         9,990         10,339
              12/31/96        11,067         11,205
               3/31/97        11,328         11,504
               4/30/97        11,588         12,192

Past performance is not predictive of future performance.

                            PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 96.5%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Aluminum: 1.8%
       1,925         Alumax, Inc.*...........................................................             $ 70,262
                                                                                                          --------

                     Automobiles: 3.1%
       3,475         Ford Motor Co...........................................................              120,756
                                                                                                           -------

                     Banks - Money Center: 1.3%
         325         Bankers Trust New York Corp.............................................               26,447
         225         Chase Manhattan Corp....................................................               20,841
                                                                                                            ------
                                                                                                            47,288
                                                                                                            ------
                     Building Materials: 3.3%
       3,725         USG Corp.*..............................................................              127,581
                                                                                                           -------

                     Chemicals: 5.2%
       3,750         Lyondell Petrochemical Co...............................................               75,937
       2,475         Union Carbide Corp......................................................              123,441
                                                                                                           -------
                                                                                                           199,378
                                                                                                           -------
                     Chemicals - Diversified: 2.2%
       1,275         FMC Corp................................................................               85,584
                                                                                                            ------

                     Chemicals - Specialty: 0.7%
         700         Nalco Chemical Co.......................................................               25,200
                                                                                                            ------

                     Computers - Hardware: 5.4%
         700         International Business Machines Corp....................................              112,525
       3,284         NCR Corp.*..............................................................               95,236
                                                                                                            ------
                                                                                                           207,761
                                                                                                           -------
                     Containers - Metal and Glass: 2.6%
       3,750         Owens Illinois, Inc.*...................................................              101,250
                                                                                                           -------

                     Distributors - Health Food: 6.5%
      10,325         Fleming Companies, Inc..................................................              167,782
       2,700         Supervalu, Inc..........................................................               82,688
                                                                                                            ------
                                                                                                           250,470
                                                                                                           -------

                            PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Electronic Parts - Components Distributors: 1.7%
       1,100         Avnet...................................................................             $ 66,963
                                                                                                          --------

                     Equipment - Semiconductors: 1.2%
       1,600         Lam Research Corp.......................................................               46,400
                                                                                                            ------

                     Financial - Diversified: 2.3%
       1,350         Ambac, Inc..............................................................               87,413
                                                                                                            ------

                     Foods: 2.7%
       3,550         RJR Nabisco Holdings Corp...............................................              105,613
                                                                                                           -------

                     Health Care - Managed Care: 7.4%
       2,600         Foundation Health Corp..................................................               70,200
      12,225         Quest Diagnostics*......................................................              215,465
                                                                                                           -------
                                                                                                           285,665
                                                                                                           -------
                     Home Building: 1.4%
         625         Centex Corp.............................................................               22,500
       1,125         Pulte Corp..............................................................               32,063
                                                                                                            ------
                                                                                                            54,563
                                                                                                            ------
                     Insurance - Multi-Line: 1.9%
         475         Cigna Corp..............................................................               71,428
                                                                                                            ------

                     Insurance - Property and Casualty: 5.1%
       1,075         CNA Financial Corp.*....................................................              106,828
       1,350         St. Paul Companies, Inc.................................................               90,450
                                                                                                            ------
                                                                                                           197,278
                                                                                                           -------
                     Leisure Time - Products: 5.2%
       2,250         Brunswick Corp..........................................................               63,563
       4,950         Polaris Industries, Inc.................................................              136,125
                                                                                                           -------
                                                                                                           199,688
                                                                                                           -------
                     Machinery - Diversified: 3.4%
       5,375         Coltec Industries, Inc.*................................................              108,843
         500         Nacco Industries, Inc...................................................               23,125
                                                                                                            ------
                                                                                                           131,968
                                                                                                           -------

                            PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Oil and Gas - Refining/Marketing: 3.1%
       1,525         Ashland, Inc............................................................             $ 68,053
       1,675         Mapco, Inc..............................................................               49,622
                                                                                                            ------
                                                                                                           117,675
                                                                                                           -------
                     Restaurants: 2.8%
      14,000         Darden Restaurant.......................................................              108,500
                                                                                                           -------

                     Textiles - Apparel: 3.8%
       1,425         Fruit of the Loom, Inc., Class A........................................               51,300
       1,300         VF Corp.................................................................               93,763
                                                                                                            ------
                                                                                                           145,063
                                                                                                           -------
                     Textiles - Specialty: 7.3%
      16,975         Burlington Industries, Inc.*............................................              173,994
      14,800         Cone Mills Corp.*.......................................................              109,150
                                                                                                           -------
                                                                                                           283,144
                                                                                                           -------
                     Tobacco: 2.0%
       1,950         Philip Morris Companies, Inc............................................               76,781
                                                                                                            ------

                     Transportation - Air Freight: 3.9%
       2,825         Federal Express Corp.*..................................................              152,196
                                                                                                           -------

                     Transportation - Airlines: 4.2%
       1,750         Delta Airlines, Inc.....................................................              161,218
                                                                                                           -------

                     Transportation - Railroads: 2.1%
       3,350         Canadian Pacific, Ltd...................................................               81,656
                                                                                                            ------

                     Utilities - Electric Companies: 1.1%
       1,750         Puget Sound Power & Light Co............................................               42,875
                                                                                                            ------

                     Utilities - Independent Power Producers: 0.4%
       1,250         Wheelabrator Technologies, Inc..........................................               15,781
                                                                                                            ------

                            PZENA FOCUSED VALUE FUND

SCHEDULE OF INVESTMENTS at April 30, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Waste Management: 1.4%
       7,075         Waste Management International PLC, ADR*................................             $ 55,716
                                                                                                          --------


                     Total Common Stocks (cost $3,452,907)...................................            3,723,114
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 3.6%
------------------------------------------------------------------------------------------------------------------------------------
    $138,000         Star Bank Repurchase Agreement, 5.00%, dated 4/30/1997,
                     due 5/1/1997, collateralized by $150,000 GNMA, due 1/20/2024
                     (proceeds $138,019) (cost $138,000).....................................            $ 138,000
                                                                                                         ---------

                     Total Investments in Securities (cost $3,590,907+): 100.1% .............            3,861,114
                     Liabilities in excess of Other Assets: (0.1)%...........................               (4,431)
                                                                                                            ------
                     Total Net Assets: 100.0% ...............................................           $3,856,683
                                                                                                        ==========

*Non-income producing security.

+ At April 30,  1997,  the cost of  securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................            $ 366,017
                     Gross unrealized depreciation...........................................              (95,810)
                                                                                                           -------
                               Net unrealized appreciation...................................            $ 270,207
                                                                                                         =========

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES at April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $3,590,907).......................           $3,861,114
      Cash...................................................................................                  908
      Receivables:
            From Advisor.....................................................................               13,025
            Dividends and interest ..........................................................                2,844
      Deferred organization costs (net of accumulated amortization of $5,943)................               29,057
      Prepaid expenses.......................................................................                3,926
                                                                                                             -----
                  Total assets ..............................................................            3,910,874
                                                                                                         ---------

LIABILITIES
      Payables:
            Administration fee...............................................................                2,599
            Advisory fees....................................................................                3,665
            Deferred organization costs......................................................               35,000
      Accrued expenses.......................................................................               12,927
                                                                                                            ------
                  Total liabilities..........................................................               54,191
                                                                                                            ------

NET ASSETS                                                                                              $3,856,683
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($3,856,683/333,602 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $11.56
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $3,521,534
      Undistributed net realized gain on investments.........................................               64,942
      Net unrealized appreciation on investments.............................................              270,207
                                                                                                           -------
            Net assets ......................................................................           $3,856,683
                                                                                                        ==========





See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF OPERATIONS - For the Period June 24, 1996* through April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Income
            Dividends........................................................................             $ 23,187
            Interest.........................................................................                5,111
                                                                                                             -----
                  Total income...............................................................               28,298
                                                                                                            ------

      Expenses
            Administration fee...............................................................               26,499
            Advisory fees....................................................................               21,340
            Custodian and accounting fees....................................................               16,490
            Audit fees.......................................................................               10,193
            Transfer agent fees..............................................................                8,165
            Amortization of organization costs...............................................                5,943
            Trustees' fees...................................................................                2,548
            Miscellaneous fees...............................................................                2,324
            Legal fees.......................................................................                2,264
            Reports to shareholders..........................................................                2,074
            Registration fees................................................................                1,613
                                                                                                             -----
                  Total expenses.............................................................               99,453
                  Less, expenses waived and reimbursed.......................................              (69,577)
                                                                                                           -------
                  Net expenses...............................................................               29,876
                                                                                                            ------
                        Net investment loss .................................................               (1,578)
                                                                                                            ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
            Net realized gain from security transactions.....................................               72,267
            Net change in unrealized appreciation on investments.............................              270,207
                                                                                                           -------
                  Net realized and unrealized gain on investments............................              342,474
                                                                                                           -------
                        Net Increase in Net Assets Resulting from Operations ................            $ 340,896
                                                                                                         =========


*Commencement of operations.



See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              June 24, 1996*
                                                                                                  through
                                                                                              April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss........................................................................        $ (1,578)
Net realized gain from security transactions...............................................          72,267
Net change in unrealized appreciation on investments.......................................         270,207
                                                                                                    -------
      Net increase in net assets resulting from operations ................................         340,896
                                                                                                    -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................................................          (1,000)
Net realized gain on investments...........................................................          (4,747)
                                                                                                     ------
      Total dividends and distributions to shareholders ...................................          (5,747)
                                                                                                     ------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...............       3,521,534
                                                                                                  ---------
      Total increase in net assets ........................................................       3,856,683

NET ASSETS
Beginning of period........................................................................             -0-
                                                                                                         -
End of period (including accumulated net investment loss of $2,578)........................      $3,856,683
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                             June 24, 1996*
                                                                                                 through
                                                                                             April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.................................................................        340,987      $3,605,818
      Shares issued in reinvestment of distribution...............................            497           5,483
      Shares redeemed.............................................................         (7,882)        (89,767)
                                                                                           ------         -------
      Net increase................................................................        333,602      $3,521,534
                                                                                          =======      ==========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   June 24, 1996*
                                                                                                       through
                                                                                                   April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period.......................................................            $10.00
Income from investment operations:
      Net realized and unrealized gain on investments......................................              1.59
                                                                                                         ----
Total from investment operations...........................................................              1.59
                                                                                                         ----

Less distributions:
      From net investment income...........................................................             (0.01)
      From net capital gains...............................................................             (0.02)
                                                                                                        -----
Total distributions........................................................................             (0.03)
                                                                                                        -----

Net asset value, end of period.............................................................            $11.56
                                                                                                       ======

Total return...............................................................................             15.88%++

Ratios/supplemental data:
Net assets, end of period (millions).......................................................             $ 3.9

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................              5.82%+
      After expense reimbursement..........................................................              1.75%+

Ratio of net investment loss to average net assets:
      Before expense reimbursement.........................................................             (4.16)%+
      After expense reimbursement..........................................................             (0.09)%+

Portfolio turnover rate....................................................................             22.06%

Average commission rate paid per share.....................................................           $.0598

*Commencement of operations.

+Annualized.

++Not annualized.

See accompanying Notes to Financial Statements.

                            PZENA FOCUSED VALUE FUND

NOTES TO FINANCIAL STATEMENTS at April 30, 1997
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

      E. Organization Costs. Expenses originally incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized on a straight-line basis over a period of five years.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the period ended April 30, 1997, Pzena Investment Management, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the period ended April 30, 1997, the Fund incurred $21,340 in Advisory fees.

                            PZENA FOCUSED VALUE FUND

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.75% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable laws. For the period ended April 30, 1997, the Advisor waived its advisory fee and reimbursed the Fund for operating expenses in the total amount of $69,577.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives an annual fee at the following rate:

      Under $15  million - $30,000
      $15 to $50  million - 0.20% of  average  net assets
      $50 to $100  million - 0.15% of average  net  assets
      $100 to $150 million - 0.10% of average net assets
      Over $150 million - 0.05% of average net assets


      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the period ended April 30, 1997, were $3,814,110 and $433,470, respectively.

                            PZENA FOCUSED VALUE FUND

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS OF
      PZENA FOCUSED VALUE FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pzena Focused Value Fund (a series of Professionally Managed Portfolios) as of April 30, 1997, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 24, 1996 (commencement of operations) to April 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pzena Focused Value Fund as of April 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period June 24, 1996 (commencement of operations) to April 30, 1997, in conformity with generally accepted accounting principles.

                              TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
May 17, 1997

                                     Advisor

                        Pzena Investment Management, LLC
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022

                                   Distributor

                          First Fund Distributors, Inc.
                             4455 E. Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent

                          American Data Services, Inc.
                              24 West Carver Street
                              Huntington, NY 11743
                                 (800) 385-7003

                              Independent Auditors

                              Tait, Weller, & Baker
                              Two Penn Center Plaza
                             Philadelphia, PA 19102

                              Counsel to the Trust

                        Paul, Hastings, Janofsky & Walker
                              345 California Street
                             San Francisco, CA 94104

                               Counsel to the Fund

                               Lane Altman & Owens
                               101 Federal Street
                                Boston, MA 02110

      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.